April 11, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	PHL Variable Insurance Company
Post-Effective Amendment No. 6 on Form S-1
File No. 333-137802

To the Commission Staff:

On behalf of PHL Variable Insurance Company (“PHLVIC”), transmitted herewith is post-effective amendment number 6 (“Post-Effective Amendment”) to the registration statement on Form S-1 (File No. 333-137802) (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”). PHLVIC is filing this Post-Effective Amendment to the Registration Statement to update certain information requiring periodic update such as financial information, exhibits and consents, and make certain typographical corrections and other non-material changes to the prospectus.

We request that the effectiveness of this Post-Effective Amendment to the Registration Statement be accelerated to April 29, 2011 and have included acceleration requests pursuant to Rule 461 under the Securities Act.

The Registrant acknowledges that:

1.	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company of its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments concerning this Post-Effective Amendment to Lois McGuire at (860) 403-5878 or Kate Johnson at (860) 403-6486.

Sincerely,

/s/ Kathleen A. McGah
Kathleen A. McGah
Vice President and Assistant Secretary
PHL Variable Insurance Company